Shareholder Report, Holdings (Details) - C000127983	Dec. 31, 2025
NVIDIA8993417
Holdings [Line Items]
Percent of Total Investments	8.90%
Microsoft8993414
Holdings [Line Items]
Percent of Total Investments	8.20%
Alphabet8993342
Holdings [Line Items]
Percent of Total Investments	7.80%
Apple8993348
Holdings [Line Items]
Percent of Total Investments	6.30%
Amazon.com8993345
Holdings [Line Items]
Percent of Total Investments	6.20%
Taiwan Semiconductor Manufacturing8993459
Holdings [Line Items]
Percent of Total Investments	3.40%
Intuitive Surgical8993400
Holdings [Line Items]
Percent of Total Investments	3.20%
Mastercard8993405
Holdings [Line Items]
Percent of Total Investments	3.10%
LVMH Moet Hennessy Louis Vuitton8993457
Holdings [Line Items]
Percent of Total Investments	3.00%
Meta Platforms8993411
Holdings [Line Items]
Percent of Total Investments	3.00%
Country_Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
United States
Holdings [Line Items]
Percent of Net Asset Value	87.30%